Average Annual Total Returns - Service Shares - BlackRock U.S. Government Bond Portfolio - Service Shares	Jan. 28, 2021
Average Annual Return:
1 Year	6.42%
5 Years	3.22%
10 Years	2.82%
After Taxes on Distributions
Average Annual Return:
1 Year	5.73%
5 Years	2.35%
10 Years	1.89%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.80%
5 Years	2.08%
10 Years	1.76%